Consolidated Statements of Financial Position $ in Millions, $ in Millions	Dec. 31, 2017 MXN ($)	Dec. 31, 2017 USD ($) [1]	Dec. 31, 2016 MXN ($)
Assets
Cash and cash equivalents	$ 96,944	$ 4,936	$ 43,637
Short-term investments	2,160	110	120
Accounts receivable, net	32,316	1,646	26,222
Inventories	34,840	1,774	31,932
Recoverable taxes	11,284	575	9,226
Other current financial assets	756	38	2,705
Other current assets	2,888	147	4,109
Total current assets	181,188	9,226	117,951
Investments in associates and joint ventures	96,097	4,893	128,601
Property, plant and equipment, net	116,712	5,943	102,223
Intangible assets, net	154,093	7,846	153,268
Deferred tax assets	15,853	807	12,053
Other financial assets	12,073	615	15,345
Other assets	12,525	637	16,182
Total assets	588,541	29,967	545,623
Liabilities
Bank loans and notes payable	2,830	144	1,912
Current portion of long-term debt	10,760	548	5,369
Interest payable	976	50	976
Suppliers	48,625	2,476	47,465
Accounts payable	17,538	893	11,624
Current tax liabilities	11,214	571	11,360
Other current financial liabilities	13,079	666	7,583
Total current liabilities	105,022	5,348	86,289
Bank loans and notes payable	117,758	5,996	131,967
Employee benefits	5,373	274	4,447
Deferred tax liabilities	6,133	312	11,037
Other financial liabilities	2,797	142	7,320
Provisions and other long-term liabilities	14,546	740	18,393
Total non-current liabilities	146,607	7,464	173,164
Total liabilities	251,629	12,812	259,453
Equity
Share capital or capital stock	3,348	170	3,348
Additional paid-incapital	26,808	1,365	25,733
Retained earnings	201,868	10,279	168,796
Accumulated other comprehensive income (loss)	18,267	930	14,027
Controlling interest or Equity attributable to equity holders of the Company	250,291	12,744	211,904
Non-controlling interests	86,621	4,411	74,266
Total equity	336,912	17,155	286,170
Total equity and liabilities	$ 588,541	$ 29,967	$ 545,623

[1]	Convenience translation to U.S. dollars ($) - See Note 2.2.3